Guarantor and Non-Guarantor Financial Statements - Condensed Consolidating Statement of Comprehensive Income (Loss) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Condensed Income Statements, Captions [Line Items]
Net sales	$ 251,624	$ 245,857
Cost of sales	218,901	205,577
Gross profit	32,723	40,280
Operating expenses
Selling, general and administrative	(19,329)	(26,877)
Amortization of acquired intangible assets	(5,547)	(5,544)
Restructuring costs, net	(3,095)	(320)
Operating income (loss)	4,752	7,539
Other expense
Interest (expense) income, net	(18,951)	(13,455)
Intercompany interest
Miscellaneous, net	(1,558)	(1,331)
Income (loss) before income taxes	(15,757)	(7,247)
Income tax (expense) benefit	3,215	2,190
Net income (loss) before equity in earnings of subsidiaries	(12,542)	(5,057)
Equity (deficit) in earnings of subsidiaries
Net income (loss)	(12,542)	(5,057)
Comprehensive income (loss)	(7,321)	(4,560)
Eliminations [Member]
Condensed Income Statements, Captions [Line Items]
Net sales	(37,205)	(27,988)
Cost of sales	(37,205)	(27,988)
Gross profit
Operating expenses
Selling, general and administrative
Amortization of acquired intangible assets
Restructuring costs, net
Operating income (loss)
Other expense
Interest (expense) income, net
Intercompany interest
Miscellaneous, net
Income (loss) before income taxes
Income tax (expense) benefit
Net income (loss) before equity in earnings of subsidiaries
Equity (deficit) in earnings of subsidiaries	6,963	1,764
Net income (loss)	6,963	1,764
Comprehensive income (loss)	(32,385)	(3,955)
Parent Guarantor UCI Holdings Limited [Member]
Condensed Income Statements, Captions [Line Items]
Net sales
Cost of sales
Gross profit
Operating expenses
Selling, general and administrative
Amortization of acquired intangible assets
Restructuring costs, net
Operating income (loss)
Other expense
Interest (expense) income, net	(5,241)
Intercompany interest	492
Miscellaneous, net	1	1
Income (loss) before income taxes	(4,748)	1
Income tax (expense) benefit	423
Net income (loss) before equity in earnings of subsidiaries	(4,325)	1
Equity (deficit) in earnings of subsidiaries	(8,217)	(5,058)
Net income (loss)	(12,542)	(5,057)
Comprehensive income (loss)	16,394	300
Issuer UCI International [Member]
Condensed Income Statements, Captions [Line Items]
Net sales
Cost of sales	(6)
Gross profit	6
Operating expenses
Selling, general and administrative	(182)	(5,002)
Amortization of acquired intangible assets
Restructuring costs, net
Operating income (loss)	(176)	(5,002)
Other expense
Interest (expense) income, net	(13,726)	(13,482)
Intercompany interest	5,568	5,568
Miscellaneous, net
Income (loss) before income taxes	(8,334)	(12,916)
Income tax (expense) benefit	2,928	4,711
Net income (loss) before equity in earnings of subsidiaries	(5,406)	(8,205)
Equity (deficit) in earnings of subsidiaries	(2,811)	3,147
Net income (loss)	(8,217)	(5,058)
Comprehensive income (loss)	(2,996)	(4,561)
Guarantor Subsidiaries [Member]
Condensed Income Statements, Captions [Line Items]
Net sales	236,154	232,453
Cost of sales	211,262	195,871
Gross profit	24,892	36,582
Operating expenses
Selling, general and administrative	(17,280)	(19,412)
Amortization of acquired intangible assets	(5,309)	(5,310)
Restructuring costs, net	(2,986)	(44)
Operating income (loss)	(683)	11,816
Other expense
Interest (expense) income, net	(5)	(4)
Intercompany interest	(5,998)	(5,489)
Miscellaneous, net	(1,566)	(1,328)
Income (loss) before income taxes	(8,252)	4,995
Income tax (expense) benefit	1,376	(1,995)
Net income (loss) before equity in earnings of subsidiaries	(6,876)	3,000
Equity (deficit) in earnings of subsidiaries	4,065	147
Net income (loss)	(2,811)	3,147
Comprehensive income (loss)	2,410	3,644
Non-Guarantor Subsidiaries [Member]
Condensed Income Statements, Captions [Line Items]
Net sales	52,675	41,392
Cost of sales	44,850	37,694
Gross profit	7,825	3,698
Operating expenses
Selling, general and administrative	(1,867)	(2,463)
Amortization of acquired intangible assets	(238)	(234)
Restructuring costs, net	(109)	(276)
Operating income (loss)	5,611	725
Other expense
Interest (expense) income, net	21	31
Intercompany interest	(62)	(79)
Miscellaneous, net	7	(4)
Income (loss) before income taxes	5,577	673
Income tax (expense) benefit	(1,512)	(526)
Net income (loss) before equity in earnings of subsidiaries	4,065	147
Equity (deficit) in earnings of subsidiaries
Net income (loss)	4,065	147
Comprehensive income (loss)	$ 9,256	$ 12